VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 16.1%
106,610,443	Evolution Mining Ltd. ‡ #	$325,025,846
31,300,260	Newcrest Mining Ltd. #	721,738,874
40,083,675	Northern Star Resources Ltd. ‡ #	297,681,297
38,998,433	OceanaGold Corp. (CAD) ‡	101,914,334
31,847,995	Regis Resources Ltd. ‡ #	104,996,354
56,462,491	Resolute Mining Ltd. ‡ * #	53,935,161
52,178,569	Saracen Mineral Holdings Ltd. ‡ * #	121,163,558
43,632,655	St. Barbara Ltd. ‡ #	85,166,355
		1,811,621,779
Canada: 52.3%
10,204,392	Agnico-Eagle Mines Ltd. (USD)	547,057,455
24,366,715	Alamos Gold, Inc. (USD) ‡	141,326,947
63,520,876	B2Gold Corp. (USD) ‡ * †	205,172,429
72,341,511	Barrick Gold Corp. (USD)	1,253,678,386
18,359,371	Centerra Gold, Inc. ‡ *	156,137,853
10,963,412	Detour Gold Corp. ‡ *	161,056,166
9,952,471	Eldorado Gold Corp. (USD) ‡ *	77,330,700
12,748,209	First Majestic Silver Corp. (USD) ‡ * †	115,881,220
7,633,233	Franco-Nevada Corp. (USD) †	695,845,520
29,329,852	IAMGOLD Corp. (USD) ‡ *	100,014,795
78,006,138	Kinross Gold Corp. (USD) ‡ *	358,828,235
11,934,036	Kirkland Lake Gold Ltd. ‡ †	534,958,487
22,687,508	McEwen Mining, Inc. (USD) ‡ †	35,392,512
42,184,210	New Gold, Inc. (USD) ‡ *	42,606,052
8,959,873	Osisko Gold Royalties Ltd. (USD) ‡ †	83,326,819
13,128,369	Pan American Silver Corp. (USD) ‡ †	205,852,826
11,568,692	Pretium Resources, Inc. (USD) ‡ * †	133,155,645
11,097,119	Sandstorm Gold Ltd. (USD) ‡ * †	62,587,751
20,960,536	Semafo, Inc. ‡ *	67,282,687
7,610,850	SSR Mining, Inc. (USD) ‡ *	110,509,542
5,344,176	Torex Gold Resources, Inc. ‡ *	66,277,470
21,100,488	Wheaton Precious Metals Corp. (USD)	553,676,805
59,467,662	Yamana Gold, Inc. (USD) ‡	189,107,165
		5,897,063,467
China / Hong Kong: 1.8%
65,755,000	Zhaojin Mining Industry Co. Ltd. ‡ #	75,884,863
359,536,000	Zijin Mining Group Ltd. ‡ #	124,137,195
		200,022,058
Monaco: 1.2%
6,752,889	Endeavour Mining Corp. (CAD) ‡ *	129,141,352
Peru: 2.3%
17,227,527	Cia de Minas Buenaventura SA (ADR) ‡	261,513,860
South Africa: 7.3%
26,014,265	AngloGold Ashanti Ltd. (ADR) ‡	475,280,622
51,930,935	Gold Fields Ltd. (ADR) ‡	255,500,200
33,902,816	Harmony Gold Mining Co. Ltd. (USD) ‡ *	96,283,997
		827,064,819
United Kingdom: 1.5%
72,444,456	Centamin Plc ‡ #	112,400,137
22,805,652	Highland Gold Mining Ltd. ‡ #	60,607,304
		173,007,441
United States: 17.5%
18,467,971	Alacer Gold Corp. (CAD) ‡ *	74,625,109
13,923,488	Coeur Mining, Inc. ‡ *	66,971,977
30,724,434	Hecla Mining Co. ‡	54,075,004
33,394,562	Newmont Mining Corp.	1,266,321,791
4,108,692	Royal Gold, Inc. ‡ †	506,231,941
		1,968,225,822
Total Common Stocks (Cost: $10,131,992,490)		11,267,660,598
MONEY MARKET FUND: 0.0% (Cost: $6,993,777)
6,993,777	Dreyfus Government Cash Management Fund - Institutional Shares	6,993,777
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $10,138,986,267)		11,274,654,375

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Repurchase Agreements: 1.5%
$39,538,248	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.32%, due 10/1/19, proceeds $39,540,796; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 4/1/24 to 10/1/49, valued at $40,329,013 including accrued interest)	39,538,248
39,538,248	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc. , 2.32%, due 10/1/19, proceeds $39,540,796; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $40,329,030 including accrued interest)	39,538,248
39,538,248	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $39,540,851; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $40,329,013 including accrued interest)	39,538,248
8,298,260	Repurchase agreement dated 9/30/19 with HSBC Securities USA, Inc., 2.35%, due 10/1/19, proceeds $8,298,802; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 8/31/20 to 9/9/49, valued at $8,464,225 including accrued interest)	8,298,260
39,538,248	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC , 2.35%, due 10/1/19, proceeds $39,540,829; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $40,329,016 including accrued interest)	39,538,248
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $166,451,252)		166,451,252
Total Investments: 101.5% (Cost: $10,305,437,519)		11,441,105,627
Liabilities in excess of other assets: (1.5)%		(172,919,860)
NET ASSETS: 100.0%		$11,268,185,767

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $153,203,583.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,082,736,944 which represents 18.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	91.7%	$10,338,174,743
Silver	8.2	929,485,855
Money Market Fund	0.1	6,993,777
	100.0%	$11,274,654,375

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19
Agnico-Eagle Mines Ltd.	$520,137,718	$98,409,991	$(213,733,974)	$35,368,657	$4,127,637	$106,875,063	$—	(a)
Alacer Gold Corp.	—	69,436,900	(16,482,907)	2,169,433	—	19,501,683	74,625,109
Alamos Gold, Inc.	99,464,864	34,002,082	(47,179,626)	15,121,034	744,750	39,918,593	141,326,947
AngloGold Ashanti Ltd.	366,913,231	110,029,111	(144,464,493)	59,673,807	1,860,235	83,128,966	475,280,622
B2Gold Corp.	204,816,687	51,211,795	(66,129,302)	9,571,569	—	5,701,680	205,172,429
Barrick Gold Corp.	808,713,532	739,430,612	(510,076,646)	12,516,246	5,644,839	203,094,642	—	(a)
Centamin Plc	113,792,339	25,414,388	(37,082,233)	880,545	4,956,007	9,395,098	112,400,137
Centerra Gold, Inc.	88,781,167	31,507,459	(41,510,654)	12,518,067	—	64,841,814	156,137,853
Cia de Minas Buenaventura SA	316,030,237	62,274,208	(97,936,473)	16,500,081	1,063,561	(35,354,193)	261,513,860
Coeur Mining, Inc.	64,403,009	19,081,489	(19,255,728)	(177,955)	—	2,921,162	66,971,977
Detour Gold Corp.	104,674,993	35,160,322	(45,956,609)	12,759,886	—	54,417,574	161,056,166
Eldorado Gold Corp.	32,416,577	15,912,533	(19,213,801)	2,209,762	—	46,005,629	77,330,700
Endeavour Mining Corp.	124,894,732	27,623,033	(40,648,819)	3,498,153	—	13,774,253	129,141,352
Evolution Mining Ltd.	312,760,951	76,389,657	(108,862,225)	39,232,845	6,968,312	5,504,618	325,025,846
First Majestic Silver Corp.	80,812,220	27,787,338	(30,451,000)	6,850,939	—	30,881,723	115,881,220
Fortuna Silver Mines, Inc.	41,480,198	1,910,383	(35,051,997)	(26,914,481)	—	18,575,897	—
Franco-Nevada Corp.	668,954,538	118,607,386	(254,380,952)	38,260,347	5,963,848	124,404,201	—	(a)
Gold Fields Ltd.	204,968,051	61,630,130	(84,032,673)	20,665,322	2,832,431	52,269,370	255,500,200
Goldcorp, Inc.	482,050,171	36,549,182	(587,592,401)	(192,897,372)	918,382	261,890,420	—
Harmony Gold Mining Co. Ltd.	67,526,656	21,899,753	(26,834,314)	6,051,542	—	27,640,360	96,283,997
Hecla Mining Co.	80,325,184	14,614,997	(21,864,420)	(2,149,438)	227,919	(16,851,319)	54,075,004
Highland Gold Mining Ltd.	—	69,653,680	(14,998,108)	504,456	2,100,535	5,447,276	60,607,304
IAMGOLD Corp.	121,697,254	23,985,980	(34,835,734)	(2,441,886)	—	(8,390,819)	100,014,795
Kinross Gold Corp.	285,843,557	77,183,413	(107,306,014)	18,273,405	—	84,833,874	358,828,235
Kirkland Lake Gold Ltd.	387,709,075	106,941,623	(194,025,524)	129,433,541	1,325,818	104,899,772	534,958,487
McEwen Mining, Inc.	43,509,870	11,440,253	(12,674,772)	(954,364)	—	(5,928,475)	35,392,512
New Gold, Inc.	30,868,670	52,364,055	(33,625,617)	(85,663,952)	—	78,662,896	42,606,052
Newcrest Mining Ltd.	603,699,623	123,193,626	(261,477,240)	58,862,024	7,078,428	197,460,841	—	(a)
Newmont Mining Corp.	944,143,269	721,771,785	(512,919,877)	26,122,451	33,634,087	87,204,163	—	(a)
Northern Star Resources Ltd.	295,708,750	70,933,292	(102,012,671)	48,571,766	1,799,162	(15,519,840)	297,681,297
OceanaGold Corp.	159,840,290	25,714,776	(41,059,919)	2,636,279	406,838	(45,217,092)	101,914,334
Osisko Gold Royalties Ltd.	97,337,468	25,166,683	(47,344,582)	6,927,513	1,095,309	1,239,737	83,326,819
Pan American Silver Corp.	158,659,602	94,333,335	(61,778,664)	2,663,490	1,259,914	11,975,063	205,852,826
Pretium Resources, Inc.	109,881,257	29,193,502	(38,518,967)	6,146,704	—	26,453,149	133,155,645
Randgold Resources Ltd.	498,159,398	—	(511,609,270)	—	15,559,502	13,449,872	—
Regis Resources Ltd.	122,392,528	26,343,634	(40,240,830)	14,301,916	3,546,830	(17,800,894)	104,996,354
Resolute Mining Ltd.	43,706,450	20,036,326	(14,738,723)	1,488,356	—	3,442,752	53,935,161
Royal Gold, Inc.	397,694,277	105,863,902	(146,888,176)	32,262,058	3,431,522	117,299,880	506,231,941
Sandstorm Gold Ltd.	59,675,136	13,641,705	(22,854,857)	4,276,771	—	7,848,996	62,587,751
Saracen Mineral Holdings Ltd.	120,142,275	28,919,966	(40,301,726)	21,264,164	—	(8,861,121)	121,163,558
Semafo, Inc.	49,849,492	18,272,302	(22,458,217)	5,507,851	—	16,111,259	67,282,687
SSR Mining, Inc.	103,045,923	25,663,035	(35,356,653)	7,865,913	—	9,291,324	110,509,542
St. Barbara Ltd.	123,029,927	43,425,402	(33,769,844)	4,909,211	2,038,018	(52,428,341)	85,166,355
Tahoe Resources, Inc.	81,058,653	659,261	(82,846,460)	(97,134,218)	—	98,262,764	—
Torex Gold Resources, Inc.	53,530,337	18,472,455	(19,591,016)	4,956,296	—	8,909,398	66,277,470
Wheaton Precious Metals Corp.	515,099,961	99,589,333	(208,541,568)	22,828,849	5,804,999	124,700,230	—	(a)
Yamana Gold, Inc.	158,725,755	40,750,050	(57,044,782)	4,100,947	1,210,068	42,575,195	189,107,165
Zhaojin Mining Industry Co. Ltd.	75,479,429	17,338,044	(25,354,134)	6,110,658	371,170	2,310,866	75,884,863
Zijin Mining Group Ltd.	154,103,290	32,181,155	(50,454,653)	5,800,453	5,194,402	(17,493,050)	124,137,195
	$10,578,508,571	$3,601,915,322	$(5,223,369,845)	$321,329,641	$121,164,523	$1,989,276,909	$6,229,341,767

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.